Financial Risk Management - Schedule of Maturities of Financial Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables	$ 9,340,993	$ 10,856,793
Other financial liabilities	32,098,324	33,426,478
Total		44,283,271
Total non-derivatives	41,439,317
Less than 6 months [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables	9,340,993	10,856,793
Other financial liabilities	1,363,259	3,865,546
Total		14,722,339
Total non-derivatives	10,704,252
6 - 12 months [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables
Other financial liabilities	2,058,078
Total
Total non-derivatives	2,058,078
Between 1 and 2 years [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables
Other financial liabilities	8,039,178	12,930,425
Total		12,930,425
Total non-derivatives	8,039,178
Between 2 and 5 years [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables
Other financial liabilities	11,585,395	7,086,496
Total		7,086,496
Total non-derivatives	11,585,395
Over 5 years [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Trade payables
Other financial liabilities	9,052,414	9,544,011
Total		$ 9,544,011
Total non-derivatives	$ 9,052,414